Shareholders' Equity	6 Months Ended
Jun. 30, 2026
Shareholders' Equity
Shareholders' Equity

12. Shareholders’ Equity

The authorized share capital of the Company amounting to € 21,600,000 consists of 270,000,000 ordinary shares and 270,000,000 preference shares with a par value of € 0.04 per share. At June 30, 2026, 143,466,309 ordinary shares were issued, which is comprised of 141,121,476 ordinary shares fully paid and outstanding as well as 2,344,833 ordinary shares held by the Company as treasury shares (December 31, 2025: 2,349,852). These treasury shares are issued and not outstanding.

In September 2024, the Company filed a shelf registration statement on Form F-3, which permitted: (a) the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 300,000,000 of its ordinary shares, warrants and/or units; and (b) as part of the $ 300,000,000, the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold under a sales agreement (the “sales agreement”) with Cantor Fitzgerald & Co. (“Cantor”) in one or more at-the-market (“ATM”) offerings. The Company will pay Cantor a commission equal to 3% of the gross proceeds of the sales price of all ordinary shares sold through it as sales agent under the sale agreement. As of June 30, 2026 no shares have been issued pursuant to this ATM facility.

In October 2024, the Company consummated an underwritten public offering of 18,000,000 ordinary shares (the “2024 Offering”) at a public offering price of $ 3.50 per share (the “2024 public offering price”). In addition, the Company granted the underwriters a 30-day option to purchase up to 2,700,000 additional ordinary shares at the public offering price, less underwriting discounts and commissions. The option was partially exercised on October 31, 2024, resulting in the issuance of 1,940,072 shares. The gross proceeds from the Offering and subsequent partial exercise of the underwriters’ option, amounted to $ 69,790,000 (€ 64,600,000) while the transaction costs amounted to approximately € 4,365,000, resulting in net proceeds of approximately € 60,235,000.

Concurrently with the 2024 Offering, the Company entered into a share purchase agreement with Lilly in a separately negotiated transaction (the “concurrent private placement”), pursuant to which the Company agreed to offer and sell, and Lilly agreed to purchase, 3,523,538 ordinary shares at a price per share equal to the public offering price, for total gross proceeds of approximately $ 12,300,000, subject to a purchase price cap of $ 15,000,000, the consummation of the offering and the satisfaction of other customary closing conditions. The proceeds of $ 12,300,000 (€ 11,400,000) from the concurrent private placement were received on October 25, 2024. The ordinary shares purchased in the concurrent private placement are not subject to any underwriting discounts or commissions.

In April 2026, the Company entered into agreement with Ginkgo Bioworks (“Ginkgo”) under which Ginkgo will provide services to support the Company’s AI-enabled research and development activities. In connection with this arrangement, the Company agreed to issue 3,030,303 ordinary shares based on a reference price of $ 1.65 per share to Ginkgo. These shares represent a contractual credit of $ 5.0 million to be applied against future services over a three-year term. To the extent the credit is not utilized within the contractual term or upon certain termination events, the unused amount is repayable through the return of shares or, if such shares are no longer held, in cash. The arrangement does not require the Company to utilize the services, and the Company can terminate the agreement at anytime without penalties. Upon issuance of the shares, the transaction was recognized solely within equity in line with the requirements of IFRS 2. The nominal value of the shares was recognized as ordinary share capital with a corresponding entry in share premium. As services are subsequently received from Ginkgo, the contractual credit will be recognized as research and development expense with a corresponding adjustment to share premium.

In June 2026, the Company consummated an underwritten registered direct offering of 27,624,310 ordinary shares (the “2026 Offering”) at an at-the-market offering price of $ 1.81 per share (the “2026 offering price”) under Nasdaq rules. The gross proceeds from the 2026 offering amounted to $ 50.0 million (€ 44.1 million) while the transaction costs amounted to approximately € 3.0 million, resulting in net proceeds of approximately € 41.1 million.

Concurrently with the 2026 offering, the Company entered into a share purchase agreement with Lilly in a separately negotiated transaction pursuant to which the Company agreed to offer and sell, and Lilly agreed to purchase 5,100,780 ordinary shares at a price per share equal to the public offering price, for total gross proceeds of approximately $ 9.2 million. The proceeds of $ 9.2 million (€ 8.1 million) from this concurrent private placement were received on June 26, 2026. The ordinary shares purchased in the concurrent private placement are not subject to any underwriting discounts or commissions. Pursuant to the share purchase agreement, the Company agreed to file a registration statement with the U.S. Securities and Exchange Commission (“SEC”) covering the resale of the ordinary shares issued to Lilly. As of the date of the issuance of these interim financial statements, the registration statement has not yet been filed.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

Share options

The Company operates an equity-settled share-based compensation plan, which was introduced in 2013. Options and Restricted Stock Units (“RSUs”) may be granted to employees, members of the Board and consultants. The compensation expenses included in operating costs for this plan in the six month period ended June 30, 2026 were € 2,786,000 (six month period ended June 30, 2025: € 1,667,000), of which € 2,055,000 was recorded in general and administrative costs (six month period ended June 30, 2025: € 1,182,000) and € 731,000 was recorded in research and development costs (six month period ended June 30, 2025: € 485,000).